Note 5 - Accounts and Grants Receivable	3 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
5.	ACCOUNTS AND GRANTS RECEIVABLE

Accounts and grants receivable consist of:

	March 31, 2020	December 31, 2019
Trade receivable	$918,127	$816,226
Government grants receivable	55,000	22,276
	$973,127	$838,502

As at
March 31, 2020,
the Company had accounts receivable of
$889,129
(
2019
-
$857,559
) greater than
30
days overdue and
not
impaired.